Acquisitions	12 Months Ended
Dec. 31, 2024
Acquisitions
Acquisitions
25.	Acquisitions
There was no
acquisition occurred for the years ended
December
2023 and 2024. Our acquisitions in the prior periods are listed below.
Transaction with one game development company (“Game Business”)
In February 2022, the Company signed an agreement to acquire all of the equity interests in Game Business with a total cash consideration of RMB800.0 million. Upon the completion of this transaction, the Group held 100% of equity interests in the Game Business, which became a consolidated subsidiary of the Group.
The consideration of acquisition of Game Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	333,830
Intangible assets
—Non-compete clause	111,000	6 years
—Others	50,965	5 years
Deferred tax liabilities	(40,491)
Goodwill	344,696

Total	800,000

Total purchase price comprised of:

Amount
RMB in thousands
Cash consideration	800,000
Goodwill arising from this acquisition was
attributable
to the Group’s strategy to expand its self-developed capacity in game development.

Other acquisitions
For the years ended with December 31, 2022, the Group completed several other acquisitions, to complement its existing business and achieve synergies. The acquired entities individually and in aggregate were not significant. The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,	Amortization Period
	2022
	Amount
	RMB in thousands
Net assets acquired	85,369
Intangible assets
—Brand	—	5 years
—Customer relationship	—	5 years
—Non-compete clause	9,000	6 years
—Others	61,000	1 to 10 years
Deferred tax liabilities	(17,500)
Goodwill	42,131

Total	180,000

Total purchase price comprised of:

For the Year Ended December 31,
2022
Amount
RMB in thousands
Cash consideration	150,000
Share consideration	—
Fair value of previously held equity interests	30,000

Total	180,000

Pro forma results of
operations
for all the acquisitions have not been presented because they were not material to the consolidated statements of operations and comprehensive loss for the years ended December 31, 2022, 2023 and 2024 individually or in aggregate.